Earnings (Loss) Per Share (Tables)	9 Months Ended
Sep. 30, 2013
Earnings (Loss) Per Share
Schedule of computations of basic and diluted earnings (loss) per share

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
	(in thousands, except per share amounts)

Income from continuing operations	$1,618	$54,553	$11,287	$30,080
Net loss from continuing operations attributable to noncontrolling interests	340	261	163	119
Preferred stock dividends	(18,980)	—	(19,680)	—
Income (loss) attributable to common shareholders of WCI Communities, Inc. before discontinued operations	(17,022)	54,814	(8,230)	30,199
Discontinued operations	—	1,209	—	2,706
Net income (loss) attributable to common shareholders of WCI Communities, Inc.	$(17,022)	$56,023	$(8,230)	$32,905

Basic weighted average shares outstanding	24,138	17,888	20,099	13,273
Effect of dilutive securities:
Stock-based compensation arrangements(1)	—	56	—	34
Diluted weighted average shares outstanding	24,138	17,944	20,099	13,307

Earnings (loss) per share of WCI Communities, Inc.:
Basic
Continuing operations	$(0.71)	$3.06	$(0.41)	$2.28
Discontinued operations	—	0.07	—	0.20
Earnings (loss) per share	$(0.71)	$3.13	$(0.41)	$2.48
Diluted
Continuing operations	$(0.71)	$3.05	$(0.41)	$2.27
Discontinued operations	—	0.07	—	0.20
Earnings (loss) per share	$(0.71)	$3.12	$(0.41)	$2.47

Antidilutive securities not included in the calculation of of diluted earnings (loss) per common share(1)(2)	796	—	796	—

(1)   For periods with a net loss attributable to common shareholders of WCI Communities, Inc., all common stock equivalents were excluded from the computations of diluted loss per common share because the effect of their inclusion would be antidilutive, thereby reducing the reported loss per share.

(2)   Shares of common stock underlying our stock-based compensation arrangements.